Share Capital - Schedule of Share Purchase Warrant Transactions (Details) - Warrants [member]	12 Months Ended
Mar. 31, 2025 $ / shares
Share Capital - Schedule of Share Purchase Warrant Transactions (Details) [Line Items]
Number of option, Balance
Weighted average exercise price, Balance
Number of warrants, Warrants issued upon Adventus acquisition	2,787,020
Weighted average exercise price, Warrants issued upon Adventus acquisition	$ 5.46
Number of warrants, Warrants exercised	(29,607)
Weighted average exercise price, Warrants exercised	$ 6.47
Number of warrants, Warrants expired	(1,387,164)
Weighted average exercise price, Warrants expired	$ 6.47
Number of option, Balance	1,370,249
Weighted average exercise price, Balance	$ 4.41